Document And Entity Information	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Entity Registrant Name	NexPoint Real Estate Finance, Inc.
Entity Central Index Key	0001786248
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Document Type	S-11
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Amendment Flag	false